Deferred Income and Mining Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income and mining tax liabilities
Mining assets	$ 971.4	$ 1,054.5
Investments held by environmental trust funds	2.7	2.7
Inventory	22.7	18.2
Other	18.1	19.5
Gross deferred income and mining tax liabilities	1,014.90	1,094.90
Provisions, including rehabilitation accruals	(118.8)	(103.7)
Tax losses	(162.8)	(159.8)
Unredeemed capital expenditure	(867.6)	(883.8)
Other	(7.1)	(4.1)
Gross deferred income and mining tax assets	(1,156.3)	(1,151.4)
Valuation allowance for deferred tax assets	386.8	330.2
Total deferred income and mining tax assets	(769.5)	(821.2)
Total deferred income and mining tax liabilities	245.4	273.7
Less: short-term portion of deferred income and mining tax liabilities	(10.3)	(16.0)
Less: short-term portion of deferred income and mining tax assets	6.9	29.0
Long-term portion of deferred income and mining taxes	242.0	286.7
Long-term liabilities	(252.9)	(309.3)
Long-term assets	10.9	22.6
Long-term portion of deferred income and mining taxes	$ (242.0)	$ (286.7)